SUPPLEMENT TO THE PROSPECTUS
Supplement dated January 24, 2023, to the Prospectus dated February 28, 2022.

MFS® Global Total Return Fund

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Pilar Gomez-Bravo	2013	Investment Officer of MFS
Steven Gorham	2000	Investment Officer of MFS
Andy Li	2019	Investment Officer of MFS
John Mitchell	January 20, 2023	Investment Officer of MFS
Johnathan Munko	2021	Investment Officer of MFS
Jonathan Sage	2014	Investment Officer of MFS
David Shindler	2022	Co-Chief Investment Officer-Equity-Europe of MFS
Robert Spector	2015	Investment Officer of MFS
Erik Weisman	2005	Investment Officer of MFS

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2013
Steven Gorham	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1992
Andy Li	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2018; Portfolio Manager at Man GLG prior to 2018
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2003
Johnathan Munko	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2010
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
David Shindler	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2006
Robert Spector	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2011
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002

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